7. SHARE CAPITAL	12 Months Ended
Sep. 30, 2022
Notes
7. SHARE CAPITAL

7. SHARE CAPITAL

a) Authorized:

As at September 30, 2022, the authorized share capital is comprised of an unlimited number of common shares without par value and an unlimited number of preferred shares issuable in series. All issued shares are fully paid.

b) Issued:

During the year ended September 30, 2020, the Company:

i)Completed a non-brokered private placement on February 25, 2020 by issuing 22,000,000 units (“Unit”) at a price of $0.05 per Unit for gross proceeds of $1,100,000. Each Unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 36-month period at a price of $0.10. In connection with the financing, the Company paid $50,100 as a cash finder’s fee and issued 1,002,000 finder’s warrants, each of which is exercisable into one common share at a price of $0.05 for a period of 12 months. The value of the finder’s warrants was determined to be $32,665 and was calculated using the Black-Scholes option pricing model. Under the residual value approach, no value was assigned to the warrant component of the Units. The Company incurred additional share issue costs of $28,785 in connection with this financing.

ii) Issued 125,000 common shares to the Estate at a price of $0.09 per share for a total consideration of $11,250 to pay for the Haldane property (see Note 5).

iii) Issued 500,000 common shares at a price of $0.085 per share for a total consideration of $42,500 and issued 500,000 common shares at a price of $0.13 per share for a total consideration of $65,000 to pay for the Twin Canyon property (see Note 5).

iv)Issued 200,000 common shares to Kreft at a price of $0.13 per share for a total consideration of $26,000 to pay for the KRL property (see Note 5).

v)Issued common shares pursuant to the exercise of 250,000 stock options, 1,203,025 finder’s warrants and 3,030,000 warrants for cash proceeds of $388,151. During the year ended September 30, 2021, the Company:

vi)Completed a non-brokered private placement on October 9, 2020 by issuing 7,670,370 non-flowthrough units (“Unit”) at a price of $0.135 per Unit for gross proceeds of $1,035,500 and 13,881,130 flow-through shares (“FT Share”) at a price of $0.155 per FT Share for gross proceeds of $2,151,575. Each Unit consists of one common share and one-half common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 24-month period at a price of $0.20. In connection with the financing, the Company paid $199,868 as a cash finder’s fee and issued 1,339,036 finder’s warrants, each of which is exercisable into one common share at a price of $0.135 for a period of 24 months. The value of the finder’s warrants was determined to be $109,533 and was calculated using the Black-Scholes option pricing model. Under the residual value approach, no value was assigned to the warrant component of the Units. The Company recorded a flow-through premium liability of $277,623 and incurred additional share issue costs of $41,371 in connection with this financing.

vii)Completed a non-brokered private placement on June 14, 2021 by issuing 10,510,333 flowthrough shares (“FT Share”) at a price of $0.12 per FT Share for gross proceeds of $1,261,240. In connection with the financing, the Company paid $79,870 as a cash finder’s fee and issued 665,583 finder’s warrants, each of which is exercisable into one common share at a price of $0.12 for a period of 24 months. The value of the finder’s warrants was determined to be $44,394 and was calculated using the Black-Scholes option pricing model. The Company recorded a flow-through premium liability of $105,103 and incurred additional share issue costs of $27,106 in connection with this financing.

During the year ended September 30, 2021, the Company: - continued

viii)Issued 150,000 common shares to the Estate at a price of $0.11 per share for a total consideration of $16,500 to pay for the Haldane property (see Note 5).

ix)Issued 200,000 common shares to Kreft at a price of $0.065 per share for a total consideration of $13,000 to pay for the KRL property (see Note 5).

x)Issued common shares pursuant to the exercise of 56,100 finder’s warrants and 6,240,000 warrants for cash proceeds of $626,805.

During the year ended September 30, 2022, the Company:

xi)Completed a non-brokered private placement on May 19, 2022 by issuing 10,000,000 units (“Unit”) at a price of $0.075 per Unit for gross proceeds of $750,000. Each Unit consists of one common share and one-half common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 36-month period at a price of $0.125. Under the residual value approach, $150,000 was assigned to the warrant component of the Units. The Company incurred share issue costs of $20,370 in connection with this financing.